Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings [Abstract]
Schedule of short-term borrowings
	Maturity	Interest Rate	March 31, 2023	March 31, 2022

Syndicated Loans Tranche A (1)	September 2022*	TIBOR^+0.70%	$-	$40,328,982
Syndicated Loans Tranche B (2)	September 2023	TIBOR+0.70%	60,636,412	-
Total short-term borrowings			$60,636,412	$40,328,982
*	The loans were fully repaid upon maturity.
^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.
(1)	On September 27, 2021, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2021, with a consortium of banks, with an aggregate credit line of ¥7.5 billion (approximately $61.6 million). As of March 31, 2022, the Company borrowed an aggregated of ¥5.0 billion (approximately $41.0 million) under the agreement, and the net outstanding balance of this loan was approximately ¥4.9 billion (approximately $40.3 million), net off the unamortized loan service cost of ¥86.6 million ($711,018). The syndicated loan is guaranteed by Mr. Kanayama.
(2)	On September 27, 2022, the Company entered into another one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million). As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). The syndicated loan is guaranteed by Mr. Kanayama.

Schedule of long-term borrowings
	Maturity	Interest Rate	March 31, 2023	March 31, 2022

Toei Shinkin Bank (1)	December 2053	1.10%	$1,981,520	$2,233,520
Japan Finance Corporation (2)	July 2023 - April 2025	0.71% - 4.25%	1,665,007	1,975,830
BOT Lease Co., Ltd. (3)	March 2028	TIBOR (3M) + 6.0%	1,503,800	1,641,600
MUFG Bank (4)	August 2026	TIBOR (3M) + 0.8%	5,210,667	6,377,616
Messanine Solution No.4 Investment Limited Liability Union (5)	October 2026	9.0% - 10.5%	-	8,208,000
Tokyo Higashi Shinkin Bank	July 2026	2.0%	100,153	142,228
The Hongkong and Shanghai Banking Corporation Limited (6)	June 2023 – February 2033	2.750% - 3.375%	619,032	577,953
Universe Holdings (China) Co., Ltd (7)	No maturity date	5%	-	1,021,640
DFL-Shutoken Leasing (Hong Kong) Company Limited	March 2024 – October 2025	2.990%	518,731	393,976
Resona Merchant Bank Asia Limited (8)	No maturity date	1.2%	1,510,934	-
Total long-term borrowings			$13,109,844	$22,572,363

Current portion of long-term borrowings			$2,783,445	$1,454,378

Non-current portion of long-term borrowings			$10,326,399	$21,117,985
(1)	Guaranteed by Mr. Kanayama.
(2)	Two of the loans was fully repaid upon maturity during the fiscal year ended March 31, 2023.
(3)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
(4)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.6 million) as of March 31, 2023 as collateral to safeguard the loan.

(5)	The loan bears an interest rate of 9.0% from October 13, 2021 to March 31, 2024, and 10.5% from April 1, 2024 to October 30, 2026. The loan was fully repaid in advance during the fiscal year ended March 31, 2023.
(6)	Guaranteed by Mr. Kanayama. One of the loans was fully repaid upon maturity in April 2023.
(7)	Guaranteed by the Company. The loan was fully repaid during the fiscal year ended March 31, 2023.
(8)	On September 27, 2022, TLS entered into a revolving credit facility agreement with Resona Merchant Bank Asia Limited for an aggregated credit line of ¥200 million (approximately $1.5 million), with no specific maturity date. As of March 31, 2023, the Company borrowed an aggregated of ¥200 million (approximately $1.5 million) under the agreement.

Schedule of future maturities of long-term borrowings
12 months ending March 31,
2024	$2,783,445
2025	1,025,691
2026	868,645
2027	3,429,794
2028	1,609,329
Thereafter	3,392,940
Total long-term borrowings	$13,109,844